Discontinued Operations	12 Months Ended
Apr. 25, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

17. Discontinued Operations

Beginning in the third quarter of fiscal year 2012, the results of operations, assets, and liabilities of the Physio-Control business, which were previously presented as a component of the Cardiac and Vascular Group operating segment, are classified as discontinued operations.

On January 30, 2012, the Company completed the sale of the Physio-Control business to Bain Capital Partners, LLC. The Company sold $164 million in net assets and received $386 million in net cash. Additionally, the Company entered into a Transition Services Agreement (TSA) with Physio-Control in which the Company provided transition services for Physio-Control through fiscal year 2013 as it established standalone processes separate from Medtronic. The TSA required the Company to continue to provide certain back-office support functions to Physio-Control in the areas of finance, facilities, human resources, customer service, IT, quality and regulatory, and operations. The Company was compensated for the services specified in the TSA. The Company recorded the income earned from the TSA in other expense, net in the consolidated statements of earnings.

The following is a summary of the operating results of Physio-Control for discontinued operations for fiscal year 2012:

(in millions)	2012
Discontinued operations:
Net sales	$323

Earnings from operations of Physio-Control	$48
Physio-Control divestiture-related costs	(42)
Gain on sale of Physio-Control	218
Income tax expense	(22)

Earnings from discontinued operations	$202

In the fourth quarter of fiscal year 2012, the Company recognized a pre-tax gain on sale of $218 million, which included a reversal of the portion of the Company’s currency translation adjustment related to Physio-Control. Additionally, during fiscal year 2012, the Company recorded $42 million of Physio-Control divestiture-related costs in discontinued operations. The Company reclassified $12 million of Physio-Control divestiture-related costs previously recorded in acquisition-related items within continuing operations on the consolidated statements of earnings in the first and second quarters of fiscal year 2012 to discontinued operations.